Income and related expenses (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Interest expense on deposits	$ 1,723,839	$ 1,407,898	$ 317,420
Other interest and similar expenses	313,086	140,005	49,924
Interest and other financial expenses	$ 2,036,925	$ 1,547,903	$ 367,344